Fair Value Measurement (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Fair Value Measurement (Details) [Line Items]
Impairment loss on goodwill			¥ 43,011	¥ 1,504,525
Impairment loss on intangible assets			8,808	13,526
Impairment losses on ROU assets			43,011	1,504,525
Impairment losses on property and equipment	¥ 774		875	16,347
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Warrant liabilities (including warrant liabilities of the consolidated VIEs without recourse to the Company of nil and nil as of December 31, 2022 and 2023, respectively)	Warrant liabilities (including warrant liabilities of the consolidated VIEs without recourse to the Company of nil and nil as of December 31, 2022 and 2023, respectively)
Share, description	effect a share consolidation of 20 ordinary shares with par value of US$0.0001 each in the Company’s issued and unissued share capital into one ordinary share with par value of US$0.002 each of the Company, and a share consolidation on November 29, 2023, to effect a share consolidation of 12 ordinary shares with par value of US$0.002 each in the Company’s issued and unissued share capital into one ordinary share with par value of US$0.024 each of the Company.	effect a share consolidation of 20 ordinary shares with par value of US$0.0001 each in the Company’s issued and unissued share capital into one ordinary share with par value of US$0.002 each of the Company, and a share consolidation on November 29, 2023, to effect a share consolidation of 12 ordinary shares with par value of US$0.002 each in the Company’s issued and unissued share capital into one ordinary share with par value of US$0.024 each of the Company.
Property, Plant and Equipment [Member]
Fair Value Measurement (Details) [Line Items]
Impairment losses on ROU assets	¥ 2,510		¥ 13,005	¥ 13,385